[GRAPHIC OMITTED]
                           Deutsche Asset Management

                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001
                                                              Deutsche VIT Funds

Equity 500 Index Fund


                                                               [GRAPHIC OMITTED]
                                                             A Member of the
                                                             Deutsche Bank Group

Deutsche VIT Equity 500 Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3
              PERFORMANCE COMPARISON ......................................  5

              DEUTSCHE VIT EQUITY 500 INDEX FUND
                 Schedule of Investments ..................................  6
                 Statement of Assets and Liabilities ...................... 12
                 Statement of Operations .................................. 13
                 Statements of Changes in Net Assets ...................... 14
                 Financial Highlights ..................................... 15
                 Notes to Financial Statements ............................ 16

--------------------------------------------------------------------------------
 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
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                                        2
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Deutsche VIT Equity 500 Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Deutsche VIT Equity 500 Index Fund (the 'Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Fund's holdings.

MARKET ACTIVITY
The S&P 500 Index declined 6.70% for the six months ended June 30, 2001, but within the semi-annual period saw divergent performance between the first and second quarters.

o During the first quarter, the S&P 500 Index declined 11.86%, as large capitalization equities continued the poor performance seen in 2000.

o Despite three interest rate cuts by the Federal Reserve Board from January through March 2001, the sharp inventory correction in the Information Technology and Telecommunications sectors broadened to impact most industries and many companies' earnings estimates.

o During the second quarter, the S&P 500 Index rose 5.85%, rebounding for the first positive quarterly performance since the first quarter of 2000.

o Equities responded favorably to three additional interest rate cuts from April through June by the Federal Reserve Board. The six interest rate reductions, which as of June 30 totaled 2.75%, qualify as the most concentrated effort to rejuvenate the US economy in the central bank's history.

o Within the large capitalization sector, growth-oriented stocks outperformed value-oriented stocks during the second quarter for the first time since the second quarter of 2000.

o For the semi-annual period overall, large-cap stocks underperformed mid-cap and small-cap stocks, and within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks.

Sector performance was generally negative across the board during the first quarter, but was much more balanced during the second quarter.

o Information Technology and Capital Goods led the decline during the first quarter, but both of these sectors rebounded strongly to produce the best performance of the second quarter.

o Still, throughout the semi-annual period, the worst performing individual stocks in the S&P 500 Index all came from the Information Technology and Telecommunications Services sectors.

o S&P 500 Index additions and deletions were rather moderate with only 13 changes throughout the semi-annual period, following a record number of 58 additions and deletions to the Index for the year 2000.

MANAGER OUTLOOK
As an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

In our view, equity markets must still contend with a weak near-term profit outlook, as sluggish economic growth and narrowing corporate profit margins continue to weigh heavily on companies' bottom lines. We believe that conditions should start to improve for the equity markets as the economy rebounds, but nothing like the nirvana that propelled equity returns in the late 1990s boom is apt to reemerge. Indeed, if the US is unable to return fully to the elevated growth rates of recent years, the revival in the equity markets could be limited to historically trend-like gains. It should be noted that


 SECTOR ALLOCATION
 As of June 30, 2001
 (percentages are based on market value of total investments in the Fund)

   Information Technology ..................... 18.46%
   Financials ................................. 17.92
   Consumer Discretionary ..................... 13.33
   Health Care ................................ 12.88
   Industrials ................................ 11.42
   Consumer Staples ...........................  7.57
   Energy .....................................  6.60
   Telecommunication Services .................  5.57
   Utilities ..................................  3.74
   Materials ..................................  2.51
                                               ------
                                               100.00%
                                               ======

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                                        3
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Deutsche VIT Equity 500 Index Fund
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LETTER TO SHAREHOLDERS


these gains have still outperformed those of bonds, savings equivalents and inflation over the long term--not without interruption or greater risk to ones portfolio, to be sure, but have produced the best returns over time nonetheless.

As always, we appreciate your ongoing support of Deutsche VIT Equity 500 Index Fund, and we look forward to continuing to serving your investment needs for many years to come.




/S/ JAMES A. CREIGHTON

James A. Creighton
Chief Investment Officer--Global Indexing
DEUTSCHE VIT EQUITY 500 INDEX
June 30, 2001

 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2001
 (percentages are based on total net assets of the Fund)
 -------------------------------------------------------
   General Electric Co. ........................ 4.33%
   Microsoft Corp. ............................. 3.51
   Exxon Mobil Corp. ........................... 2.70
   Citigroup, Inc. ............................. 2.38
   Pfizer, Inc. ................................ 2.26
   AOL Time Warner, Inc. ....................... 2.10
   Wal-Mart Stores, Inc. ....................... 1.95
   American International Group, Inc. .......... 1.78
   Intel Corp. ................................. 1.76
   International Business Machines Corp. ....... 1.76


INVESTMENT REVIEW

                                                                      CUMULATIVE                  AVERAGE ANNUAL
                                                                   TOTAL RETURNS                   TOTAL RETURNS
   Periods Ended                         6 Months   1 Year    3 Years      Since     1 Year    3 Years     Since
   June 30, 2001                                                       Inception                       Inception
----------------------------------------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund 1
   (inception 10/1/97)                     (6.83)%  (15.04)%    11.00%    33.53%    (15.04)%     3.54%    8.03%
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index 2                           (6.70)%  (14.83)%    12.13%    34.66% 4  (14.83)%     3.89%    8.27% 4
----------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds Average 3      (6.97)%  (15.16)%    10.50%    33.25% 4  (15.16)%     3.38%    7.95% 4
----------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.

2 S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. It is not possible to invest directly into an index.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

4 Since Inception benchmark returns are for the periods beginning October 1, 1997, for S&P 500 Index and September 30, 1997, for Lipper S&P 500 Index Funds Average.

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                                        4
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Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Deutsche VIT Equity 500 Index Fund, S&P 500 Index and
Lipper S&P 500 Index Funds Average
Growth of a $10,000 Investment (since October 1, 1997) 2

             Deutsche VIT Equity                  Lipper S&P 500 Index
               500 Index Fund      S&P 500 Index     Funds Average
10/1/97           10,000             10,000             10,000
10/31/97           9,600              9,584              9,666
11/30/97          10,020             10,027             10,104
12/31/97          10,190             10,200             10,276
1/31/98           10,300             10,313             10,387
2/28/98           11,030             11,057             11,129
3/31/98           11,580             11,623             11,691
4/30/98           11,770             11,740             11,805
5/31/98           11,560             11,538             11,596
6/30/98           12,030             12,007             12,061
7/31/98           11,870             11,878             11,929
8/31/98           10,180             10,163             10,203
9/30/98           10,820             10,811             10,853
10/31/98          11,690             11,692             11,733
11/30/98          12,390             12,401             12,439
12/31/98          13,116             13,116             13,157
1/31/99           13,641             13,664             13,693
2/28/99           13,219             13,239             13,264
3/31/99           13,744             13,768             13,787
4/30/99           14,259             14,301             14,311
5/31/99           13,919             13,964             13,967
6/30/99           14,682             14,739             14,735
7/31/99           14,218             14,279             14,272
8/31/99           14,146             14,209             14,193
9/30/99           13,765             13,820             13,799
10/31/99          14,620             14,694             14,667
11/30/99          14,908             14,996             14,956
12/31/99          15,790             15,876             15,830
1/31/00           14,999             15,079             15,029
2/29/00           14,718             14,794             14,738
3/31/00           16,154             16,241             16,169
4/30/00           15,665             15,752             15,677
5/31/00           15,342             15,429             15,349
6/30/00           15,717             15,810             15,716
7/31/00           15,467             15,563             15,473
8/31/00           16,424             16,530             16,426
9/30/00           15,550             15,657             15,554
10/31/00          15,488             15,591             15,483
11/30/00          14,261             14,363             14,260
12/31/00          14,331             14,430             14,316
1/31/01           14,831             14,942             14,815
2/28/01           13,478             13,579             13,463
3/31/01           12,624             12,719             12,606
4/30/01           13,603             13,709             13,578
5/31/01           13,686             13,801             13,662
6/30/01           13,353             13,466             13,325


                                                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                  1 Year    3 Years      Since
   June 30, 2001                                                     10/1/97 2
------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund             (15.04)%      3.54%      8.03%
------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2    The Fund's inception date.

3 The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. It is not possible to invest directly into an index.

4 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

Benchmark returns are for the periods beginning October 1, 1997, for
S&P 500 Index and September 30, 1997, for Lipper S&P 500 Index Funds Average.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
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SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
------------------------------------------------------
            COMMON STOCKS--98.61%
    59,600  Abbott Laboratories ..........$  2,861,396
    29,800  ADC Telecommunications, Inc.1      196,680
     9,200  Adobe Systems, Inc. ..........     432,400
     1,400  Adolph Coors Co.--Class B ....      70,252
    13,100  Advanced Micro Devices, Inc.1      378,328
    20,300  AES Corp.1 ...................     873,915
     5,500  Aetna, Inc.1 .................     142,285
    20,400  Aflac, Inc. ..................     642,396
    17,518  Agilent Technologies, Inc.1 ..     569,335
     8,800  Air Products & Chemicals, Inc.     402,600
     2,100  Alberto-Culver Co. ...........      88,284
    15,742  Albertsons, Inc. .............     472,103
    12,190  Alcan Aluminum Ltd. ADR ......     512,224
    33,176  Alcoa, Inc. ..................   1,307,134
     4,700  Allegheny Energy, Inc. .......     226,775
     3,050  Allegheny Technologies, Inc. .      55,174
     5,000  Allergan, Inc. ...............     427,500
     7,700  Allied Waste Industries, Inc.1     143,836
    28,000  Allstate Corp. ...............   1,231,720
    12,100  ALLTEL Corp. .................     741,246
    15,200  Altera Corp. .................     440,800
     4,050  Ambac Financial Group, Inc. ..     235,710
     3,500  Amerada Hess Corp. ...........     282,800
     5,200  Ameran Corp. .................     222,040
    12,840  American Electric Power Co. ..     592,823
    51,000  American Express Co. .........   1,978,800
    19,300  American General Corp. .......     896,485
     2,400  American Greetings Corp.--
              Class A ....................      26,400
    51,000  American Home Products Corp. .   2,980,440
    90,309  American International Group,
              Inc. .......................   7,766,574
     8,100  American Power Conversion
              Corp.1 .....................     127,575
    40,500  Amgen, Inc.1 .................   2,457,540
     5,800  AMR Corp.1 ...................     209,554
    14,300  AmSouth Bancorp ..............     264,407
     9,521  Anadarko Petroleum Co. .......     514,420
    13,800  Analog Devices, Inc.1 ........     596,850
     3,100  Andrew Corp.1 ................      57,195
    34,600  Anheuser-Busch Cos., Inc. ....   1,425,520
   171,348  AOL Time Warner, Inc.1 .......   9,081,444
    10,500  Aon Corp. ....................     367,500
     4,700  Apache Corp. .................     238,525
    13,300  Apple Computer, Inc.1 ........     309,225
     8,100  Applera Corp.--
              Applied Biosystems Group ...     216,675
    31,100  Applied Materials, Inc.1 .....   1,527,010
    11,500  Applied Micro Circuits Corp.1      197,800
    24,315  Archer-Daniels-Midland Co. ...     316,095
     2,700  Ashland, Inc. ................     108,270
   133,821  AT&T Corp. ...................   2,944,062
     2,200  AutoDesk, Inc. ...............      82,060
    24,400  Automatic Data Processing,
              Inc. .......................   1,212,680

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     4,300  AutoZone, Inc.1 .............. $   161,250
    10,855  Avaya, Inc.1 .................     148,713
     4,300  Avery Dennison Corp. .........     219,515
     9,100  Avon Products, Inc. ..........     421,148
         1  Axcelis Technologies, Inc.1 ..          15
    12,740  Baker Hughes, Inc. ...........     426,790
     1,100  Ball Corp. ...................      52,316
    45,200  Banc One Corp. ...............   1,618,160
    61,371  Bank of America Corp. ........   3,684,101
    28,400  Bank of New York Co., Inc. ...   1,363,200
     2,100  Bard (C. R.), Inc. ...........     119,595
    15,200  Barrick Gold Corp. ...........     230,280
     2,200  Bausch & Lomb ................      79,728
    23,100  Baxter International, Inc. ...   1,131,900
    15,400  BB&T Corp. ...................     565,180
     4,172  Bear Stearns Cos., Inc. ......     246,023
    10,000  Becton, Dickinson & Co. ......     357,900
    10,900  Bed Bath & Beyond, Inc.1 .....     340,808
    72,800  BellSouth Corp. ..............   2,931,656
     2,000  Bemis Co., Inc. ..............      80,340
     7,900  Best Buy Co., Inc.1 ..........     501,808
     8,400  Big Lots, Inc.1 ..............     114,912
     5,700  Biogen, Inc.1 ................     309,852
     6,950  Biomet, Inc. .................     334,017
     3,100  Black & Decker Corp. .........     122,326
     3,500  Block (H&R), Inc. ............     225,925
     9,300  BMC Software, Inc.1 ..........     209,622
    33,400  Boeing Co. ...................   1,857,040
     2,200  Boise Cascade Corp. ..........      77,374
    15,800  Boston Scientific Corp.1 .....     268,600
    75,346  Bristol-Myers Squibb Co. .....   3,940,596
    10,256  Broadcom Corp.--Class A 1 ....     438,547
    10,200  Broadvision, Inc.1 ...........      51,000
     2,600  Brown-Forman Corp. ...........     166,244
     3,400  Brunswick Corp. ..............      81,702
    15,100  Burlington Northern Santa Fe
              Corp. ......................     455,567
     8,200  Burlington Resources, Inc. ...     327,590
     7,100  Cabletron Systems, Inc.1 .....     162,235
    11,389  Calpine Corp.1 ...............     430,504
    16,100  Campbell Soup Co. ............     414,575
     8,200  Capital One Financial Corp. ..     492,000
    17,377  Cardinal Health, Inc. ........   1,199,013
    22,600  Carnival Corp. ...............     693,820
    13,200  Caterpillar, Inc. ............     660,660
    32,463  Cendant Corp.1 ...............     633,028
     2,300  Centex Corp. .................      93,725
     5,350  CenturyTel, Inc. .............     162,105
     7,940  Charter One Financial, Inc. ..     253,286
    24,562  Chevron Corp. ................   2,222,861
     7,300  Chiron Corp. .................     372,300
     6,700  Chubb Corp. ..................     518,781
     5,900  CIGNA Corp. ..................     565,338


See Notes to Financial Statements.
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Deutsche VIT Equity 500 Index Fund
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SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     6,100  Cincinnati Financial Corp. ...$    240,950
     6,000  CINergy Corp. ................     209,700
     6,500  Cintas Corp. .................     300,625
     7,800  Circuit City Stores, Inc. ....     140,400
   283,200  Cisco Systems, Inc.1 .........   5,154,240
   194,574  Citigroup, Inc. ..............  10,281,290
    10,100  Citizens Communications Co.1 .     121,503
     7,000  Citrix Systems, Inc.1 ........     244,300
    22,934  Clear Channel Communications,
              Inc.1 ......................   1,437,962
     9,100  Clorox Co. ...................     308,035
     5,316  CMS Energy Corp. .............     148,051
    96,400  Coca-Cola Co. ................   4,338,000
    16,000  Coca-Cola Enterprises, Inc. ..     261,600
    22,000  Colgate-Palmolive Co. ........   1,297,780
    36,800  Comcast Corp.--Class A 1 .....   1,597,120
     6,800  Comerica, Inc. ...............     391,680
    64,883  Compaq Computer Corp. ........   1,005,038
    22,050  Computer Associates
              International, Inc. ........     793,800
     6,500  Computer Sciences Corp.1 .....     224,900
    14,000  Compuware Corp.1 .............     195,860
     6,398  Comverse Technology, Inc.1 ...     368,653
    20,600  ConAgra, Inc. ................     408,086
     9,437  Concord EFS, Inc.1 ...........     490,818
     9,300  Conexant Systems, Inc.1 ......      83,235
    23,862  Conoco, Inc.--Class B ........     689,612
    12,466  Conseco, Inc. ................     170,161
     8,100  Consolidated Edison Co.
              of New York, Inc. ..........     322,380
     6,300  Constellation Energy Group ...     268,380
     6,600  Convergys Corp.1 .............     199,650
     3,900  Cooper Industries, Inc. ......     154,401
     2,400  Cooper Tire & Rubber Co. .....      34,080
    35,249  Corning, Inc. ................     589,011
    17,200  Costco Cos., Inc.1 ...........     706,576
     4,400  Countrywide Credit Industries      201,872
     2,300  Crane Co. ....................      71,300
     8,200  CSX Corp. ....................     297,168
     1,700  Cummins Engine, Inc. .........      65,790
    15,400  CVS Corp. ....................     594,440
     5,985  Dana Corp. ...................     139,690
     5,400  Danaher Corp. ................     302,400
     4,600  Darden Restaurants, Inc. .....     128,340
     9,100  Deere & Co. ..................     344,435
   100,800  Dell Computer Corp.1 .........   2,635,920
    21,173  Delphi Automotive Systems
              Corp. ......................     337,286
     4,700  Delta Air Lines, Inc. ........     207,176
     2,800  Deluxe Corp. .................      80,920
     4,900  Devon Energy Corp. ...........     257,250
     3,400  Dillard Department Stores,
              Inc.--Class A ..............      51,918
    12,547  Dollar General Corp. .........     244,666

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     9,816  Dominion Resources, Inc. ..... $   590,236
     4,700  Donnelley (R.R.) & Sons Co. ..     139,590
     7,800  Dover Corp. ..................     293,670
    34,416  Dow Chemical Co. .............   1,144,332
     3,300  Dow Jones & Co., Inc. ........     197,043
     6,500  DTE Energy Co. ...............     301,860
    40,545  Du Pont (E.I.)
              de Nemours & Co. ...........   1,955,891
    29,300  Duke Energy Corp. ............   1,142,993
    12,324  Dynegy, Inc.--Class A ........     573,066
     3,000  Eastman Chemical Co. .........     142,890
    11,500  Eastman Kodak Co. ............     536,820
     2,600  Eaton Corp. ..................     182,260
     4,900  Ecolab, Inc. .................     200,753
    12,200  Edison International .........     136,030
    19,886  El Paso Corp. ................   1,044,810
    18,000  Electronic Data Systems Corp.    1,125,000
    85,500  EMC Corp. 1 ..................   2,483,775
    16,500  Emerson Electric Co. .........     998,250
     5,000  Engelhard Corp. ..............     128,950
    28,600  Enron Corp. ..................   1,401,400
     8,700  Entergy Corp. ................     333,993
     4,400  EOG Resources, Inc. ..........     156,420
     5,400  Equifax, Inc. ................     198,072
    12,625  Exelon Corp. .................     809,515
   133,510  Exxon Mobil Corp. ............  11,662,098
    38,600  Fannie Mae ...................   3,286,790
    12,160  Fed Ex Corp.1 ................     488,832
     7,600  Federated Department Stores,
              Inc.1 ......................     323,000
    21,792  Fifth Third Bancorp ..........   1,308,610
    15,200  First Data Corp. .............     976,600
    37,548  First Union Corp. ............   1,311,927
     8,600  FirstEnergy Corp. ............     276,576
     4,801  Fiserv, Inc.1 ................     307,168
    41,554  Fleet Financial Group, Inc. ..   1,639,305
     2,800  Fluor Corp.1 .................     126,420
     1,200  FMC Corp.1 ...................      82,272
    70,902  Ford Motor Co. ...............   1,740,644
     6,700  Forest Labs, Inc.1 ...........     475,700
     5,900  Fortune Brands, Inc. .........     226,324
     6,800  FPL Group, Inc. ..............     409,428
    10,200  Franklin Resources, Inc. .....     466,854
    26,600  Freddie Mac ..................   1,862,000
     5,700  Freeport-McMoRan Copper & Gold,
              Inc.--Class B 1 ............      62,985
    10,100  Gannet Co., Inc. .............     665,590
    33,525  Gap, Inc. ....................     972,225
    12,400  Gateway 2000 1 ...............     203,980
     7,900  General Dynamics Corp. .......     614,699
   384,100  General Electric Co. .........  18,724,875
    10,900  General Mills, Inc. ..........     477,202
    21,430  General Motors Corp. .........   1,379,020
     6,600  Genuine Parts Co. ............     207,900


See Notes to Financial Statements.
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                                       7

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)


    SHARES  SECURITY                             VALUE
------------------------------------------------------
     8,677  Georgia-Pacific
              (Georgia Pacific Group) ....$    293,716
    40,400  Gillette Co. .................   1,171,196
    33,860  Global Crossing Ltd.1 ........     292,550
     6,100  Golden West Financial Group ..     391,864
     3,900  Goodrich (B.F.) Co. ..........     148,122
     6,100  Goodyear Tire & Rubber Co. ...     170,800
     5,100  GPU, Inc. ....................     179,265
     3,600  Grainger (W.W.) Inc. .........     148,176
     2,000  Great Lakes Chemical Corp. ...      61,700
    11,900  Guidant Corp.1 ...............     428,400
    16,900  Halliburton Co. ..............     601,640
     2,800  Harcourt General, Inc. .......     162,932
    11,600  Harley-Davidson, Inc. ........     546,128
     4,600  Harrah's Entertainment, Inc.1      162,380
     9,051  Hartford Financial Services
              Group, Inc. ................     619,088
     6,659  Hasbro, Inc. .................      96,223
    21,200  HCA-The Healthcare Corp. .....     958,028
    14,800  HEALTHSOUTH Corp.1 ...........     236,356
    13,300  Heinz (H. J.) Co. ............     543,837
     4,200  Hercules, Inc. ...............      47,460
     5,200  Hershey Foods Corp. ..........     320,892
    75,400  Hewlett-Packard Co. ..........   2,156,440
    15,600  Hilton Hotels Corp. ..........     180,960
    90,000  Home Depot, Inc. .............   4,189,500
    10,100  Homestake Mining Co. .........      78,275
    31,575  Honeywell, Inc. ..............   1,104,809
    18,006  Household International, Inc.    1,201,000
     6,500  Humana, Inc.1 ................      64,025
     9,550  Huntington Bancshares, Inc. ..     156,142
    12,000  Illinois Tool Works, Inc. ....     759,600
    11,300  IMS Health, Inc. .............     322,050
     6,900  Inco Ltd. ADR 1 ..............     119,094
     6,100  Ingersoll-Rand Co. ...........     251,320
   260,200  Intel Corp. ..................   7,610,850
    67,212  International Business
              Machines Corp. .............   7,594,956
     3,800  International Flavors &
              Fragrances, Inc. ...........      95,494
    19,008  International Paper Co. ......     678,586
    14,100  Interpublic Group of Cos.,
              Inc. .......................     413,835
     7,900  Intuit, Inc.1 ................     315,921
     3,300  ITT Industries, Inc. .........     146,025
     7,300  Jabil Circuit, Inc.1 .........     225,278
    50,055  JDS Uniphase Corp.1 ..........     638,201
     5,900  Jefferson-Pilot Corp. ........     285,088
    11,429  John Hancock Financial
              Services, Inc. .............     460,132
   117,018  Johnson & Johnson Co. ........   5,850,900
     3,400  Johnson Controls, Inc. .......     246,398
    77,040  JP Morgan Chase & Co. ........   3,435,984
     1,700  KB HOME ......................      51,289
    15,600  Kellogg Co. ..................     452,400

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     3,536  Kerr-McGee Corp. .............$    234,331
    16,500  KeyCorp ......................     429,825
     5,100  KeySpan Corp. ................     186,048
    20,500  Kimberly-Clark Corp. .........   1,145,950
     4,400  Kinder Morgan, Inc. ..........     221,100
     6,466  King Pharmaceuticals, Inc.1 ..     347,547
     7,100  KLA-Tencor Corp.1 ............     415,137
    18,500  Kmart Corp.1 .................     212,195
     2,800  Knight-Ridder, Inc. ..........     166,040
    12,700  Kohl's Corp.1 ................     796,671
    31,400  Kroger Co.1 ..................     785,000
     7,500  Leggett & Platt, Inc. ........     165,225
     9,622  Lehman Brothers Holdings, Inc.     748,111
     4,900  Lexmark International Group,
              Inc.--Class A 1 ............     329,525
    43,600  Lilly (Eli) & Co. ............   3,226,400
    16,276  Limited, Inc. (The) ..........     268,880
     7,400  Lincoln National Corp. .......     382,950
    12,200  Linear Technology Corp. ......     539,484
     2,000  Liz Claiborne, Inc. ..........     100,900
    16,500  Lockheed Martin Corp. ........     611,325
     7,600  Loews Corp. ..................     489,668
     3,900  Louisiana-Pacific Corp. ......      45,747
    15,000  Lowe's Cos., Inc. ............   1,088,250
    13,800  LSI Logic Corp.1 .............     259,440
   130,560  Lucent Technologies, Inc. ....     809,472
     3,900  Manor Care, Inc.1 ............     123,825
     9,700  Marriott International, Inc.--
              Class A ....................     459,198
    10,750  Marsh & McLennan Cos., Inc. ..   1,085,750
    17,100  Masco Corp. ..................     426,816
    16,400  Mattel, Inc. .................     310,288
    12,400  Maxim Integrated Products,
              Inc.1 ......................     548,204
    11,450  May Department Stores Co. ....     392,277
     2,900  Maytag Corp. .................      84,854
     5,600  MBIA, Inc. ...................     311,808
    32,660  MBNA Corp. ...................   1,076,147
     2,800  McDermott International, Inc.       32,620
    50,300  McDonald's Corp. .............   1,361,118
     7,500  McGraw-Hill Cos., Inc. .......     496,125
    10,925  McKesson HBOC, Inc. ..........     405,536
     3,800  Mead Corp. ...................     103,132
     8,100  MedImmune, Inc.1 .............     382,320
    46,800  Medtronic, Inc. ..............   2,153,268
    18,700  Mellon Bank Corp. ............     860,200
    88,762  Merck & Co., Inc. ............   5,672,779
     3,100  Mercury Interactive Corp.1 ...     185,690
     2,200  Meredith Corp. ...............      78,782
    32,600  Merrill Lynch & Co., Inc. ....   1,931,550
    29,300  MetLife, Inc. ................     907,714
     4,100  MGIC Investment ..............     297,824
    22,739  Micron Technology, Inc.1 .....     934,573
   208,100  Microsoft Corp.1 .............  15,191,300


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     1,800  Millipore Corp. ..............$    111,564
    15,400  Minnesota Mining
              & Manufacturing Co. ........   1,757,140
    12,895  Mirant Corp.1 ................     443,588
     7,500  Molex, Inc. ..................     273,975
     6,300  Moody's Corp. ................     211,050
    42,900  Morgan Stanley, Dean Witter,
              Discover & Co. .............   2,755,467
    85,381  Motorola, Inc. ...............   1,413,909
     5,594  Nabors Industries, Inc.1 .....     208,097
    23,300  National City Corp. ..........     717,174
     6,700  National Semiconductor Corp.1      195,104
     1,600  National Service Industries,
              Inc. .......................      36,112
     2,100  Navistar International Corp.1       59,073
     3,600  NCR Corp.1 ...................     169,200
    12,300  Network Appliance, Inc.1 .....     168,510
     6,200  New York Times Co.--Class A ..     260,400
    10,224  Newell Rubbermaid, Inc. ......     256,622
     7,400  Newmont Mining Corp. .........     137,714
    29,400  Nextel Communication, Inc.--
              Class A 1 ..................     514,500
     6,000  Niagara Mohawk Power Corp.1 ..     106,140
     1,700  Nicor, Inc. ..................      66,266
    10,300  Nike, Inc.--Class B ..........     432,497
     7,808  NiSource, Inc.1 ..............     213,393
     5,100  Noble Drilling Corp.1 ........     167,025
     5,200  Nordstrom, Inc. ..............      96,460
    14,700  Norfolk Southern Corp. .......     304,290
   122,080  Nortel Networks Corp. ........   1,109,707
     8,500  Northern Trust Corp. .........     531,250
     3,300  Northrop Grumman Corp. .......     264,330
    12,300  Novell, Inc.1 ................      69,987
     5,400  Novellus Systems, Inc.1 ......     306,666
     3,000  Nucor Corp. ..................     146,670
    14,300  Occidental Petroleum Corp. ...     380,237
    11,300  Office Depot, Inc.1 ..........     117,294
     7,300  Omnicom Group, Inc. ..........     627,800
     2,200  ONEOK, Inc. ..................      43,340
   217,300  Oracle Corp.1 ................   4,128,700
     3,000  PACCAR, Inc. .................     154,260
     6,000  Pactiv Corp.1 ................      80,400
     4,600  Pall Corp. ...................     108,238
    21,853  Palm, Inc.1 ..................     132,648
    10,100  Parametric Technology Corp.1 .     141,299
     4,400  Parker-Hannifin Corp. ........     186,736
    14,400  Paychex, Inc. ................     576,000
    10,100  Penney (J.C.) Co., Inc. ......     266,236
     1,300  Peoples Energy Corp. .........      52,260
    11,500  PeopleSoft, Inc.1 ............     566,145
     5,396  Pepsi Bottling Group, Inc.
              (The) ......................     216,380
    56,900  PepsiCo, Inc. ................   2,514,980
     3,800  PerkinElmer, Inc. ............     104,614

    SHARES  SECURITY                             VALUE
------------------------------------------------------
   244,200  Pfizer, Inc. .................$  9,780,210
    14,600  PG&E Corp. ...................     163,520
    50,488  Pharmacia Corp. ..............   2,319,924
     3,020  Phelps Dodge Corp. ...........     125,330
    84,800  Philip Morris Cos., Inc. .....   4,303,600
     9,800  Phillips Petroleum Co. .......     558,600
     3,200  Pinnacle West Capital Corp. ..     151,680
     9,700  Pitney Bowes, Inc. ...........     408,564
    12,600  Placer Dome, Inc. ADR ........     123,480
    11,100  PNC Financial Services Group .     730,269
     1,100  Potlatch Corp. ...............      37,851
     3,000  Power-One, Inc.1 .............      49,920
     5,660  PP&L Corp. ...................     311,300
     6,500  PPG Industries, Inc. .........     341,705
     6,100  Praxair, Inc. ................     286,700
    50,300  Procter & Gamble Co. .........   3,209,140
     8,008  Progress Energy, Inc. ........     359,719
     3,300  Progress Energy, Inc.--CVO 1 .       1,485
     2,800  Progressive Corp. ............     378,532
    10,900  Providian Financial Corp. ....     645,280
     8,200  Public Service Enterprise
              Group, Inc. ................     400,980
     1,600  Pulte Corp. ..................      68,208
     3,500  Qlogic Corp.1 ................     225,575
     5,100  Quaker Oats Co. ..............     465,375
    29,400  QUALCOMM, Inc.1 ..............   1,719,312
     4,500  Quintiles Transnational Corp.1     113,625
    64,491  Qwest Communications
              International, Inc.1 .......   2,055,328
     7,100  RadioShack Corp. .............     216,550
    11,900  Ralston-Purina Group .........     357,238
    13,000  Raytheon Co. .................     345,150
     2,200  Reebok International, Ltd.1 ..      70,290
     9,200  Regions Financial Corp. ......     294,400
    12,000  Reliant Energy, Inc. .........     386,520
     7,000  Robert Half International,
              Inc.1 ......................     174,230
     7,200  Rockwell International Corp. .     274,464
     8,442  Rohm & Haas Co. ..............     277,742
     3,600  Rowan Cos., Inc.1 ............      79,560
    83,134  Royal Dutch Petroleum Co. ADR    4,844,218
     2,700  Ryder System, Inc. ...........      52,920
     4,990  Sabre Holdings Corp. .........     249,500
     4,900  SAFECO Corp. .................     144,550
    19,800  Safeway, Inc.1 ...............     950,400
    11,700  Sanmina Corp.1 ...............     273,897
     4,500  Sapient Corp.1 ...............      43,875
    30,200  Sara Lee Corp. ...............     571,988
   130,165  SBC Communications, Inc. .....   5,214,410
    56,800  Schering-Plough Corp. ........   2,058,432
    22,400  Schlumberger, Ltd. ...........   1,179,360
    53,200  Schwab (Charles) Corp. .......     813,960
     6,200  Scientific Atlanta, Inc. .....     251,720
     3,253  Sealed Air Corp.1 ............     121,174


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

    SHARES  SECURITY                             VALUE
------------------------------------------------------
    12,800  Sears, Roebuck & Co. .........$    541,568
     8,110  Sempra Energy ................     221,727
     6,200  Sherwin-Williams Co. .........     137,640
    17,284  Siebel Systems, Inc. .........     810,620
     3,000  Sigma-Aldrich Corp. ..........     115,860
     2,200  Snap-on, Inc. ................      53,152
    24,700  Solectron Corp.1 .............     452,010
    27,000  Southern Co. .................     627,750
    13,200  SouthTrust Corp. .............     343,200
    29,025  Southwest Airlines Co. .......     536,672
    33,800  Sprint Corp. .................     721,968
    35,900  Sprint PCS 1 .................     866,985
     3,386  St. Jude Medical, Inc.1 ......     203,160
     8,312  St. Paul Cos., Inc. ..........     421,335
     3,200  Stanley Works ................     133,984
    17,250  Staples, Inc.1 ...............     275,828
    14,500  Starbucks Corp. ..............     333,500
     8,032  Starwood Hotels
              & Resorts Worldwide, Inc. ..     299,433
    12,400  State Street Corp. ...........     613,676
     8,600  Stillwell Financial, Inc. ....     288,616
     7,601  Stryker Corp. ................     416,915
   125,100  Sun Microsystems, Inc.1 ......   1,966,572
     3,400  Sunoco, Inc. .................     124,542
    11,300  SunTrust Banks, Inc. .........     732,014
     5,100  SuperValu, Inc. ..............      89,505
     8,450  Symbol Technologies, Inc. ....     187,590
    10,950  Synovus Financial Corp. ......     343,611
    25,900  Sysco Corp. ..................     703,185
     4,700  T. Rowe Price Group, Inc. ....     175,733
    35,100  Target Corp. .................   1,214,460
     3,600  Tektronix, Inc. ..............      97,740
         1  Teledyne Technologies, Inc.1 .          15
    15,700  Tellabs, Inc.1 ...............     304,266
     1,900  Temple-Inland, Inc. ..........     101,251
    12,300  Tenet Healthcare Corp.1 ......     634,557
     6,700  Teradyne, Inc.1 ..............     221,770
    21,200  Texaco, Inc. .................   1,411,920
    66,591  Texas Instruments, Inc. ......   2,097,617
     5,400  Textron, Inc. ................     297,216
     6,900  Thermo Electron Corp.1 .......     151,938
     2,800  Thomas & Betts Corp. .........      61,796
     5,500  Tiffany & Co. ................     199,210
     2,200  Timken Co. ...................      37,268
    10,700  TJX Cos., Inc. ...............     341,009
     4,119  TMP Worldwide, Inc.1 .........     243,474
     4,800  Torchmark Corp. ..............     193,008
     6,200  Tosco Corp. ..................     273,110
     7,500  Toys 'R' Us, Inc.1 ...........     185,625
    12,120  Transocean Sedco Forex, Inc. .     499,950
    11,725  Tribune Co. ..................     469,117
     5,600  Tricon Global Restaurants,
              Inc.1 ......................     245,840
     4,700  TRW, Inc. ....................     192,700

    SHARES  SECURITY                             VALUE
------------------------------------------------------
     2,200  Tupperware Corp. ............. $    51,546
     9,900  TXU Corp. ....................     477,081
    75,006  Tyco International, Ltd. .....   4,087,827
     2,600  U.S. Airways Group, Inc.1 ....      63,180
    73,846  U.S. Bancorp .................   1,682,950
    22,300  Unilever N.V. ADR ............   1,328,411
     9,500  Union Pacific Corp. ..........     521,645
     5,300  Union Planters Corp. .........     231,080
    12,000  Unisys Corp.1 ................     176,520
    12,300  United Healthcare Corp. ......     759,525
    18,400  United Technologies Corp. ....   1,347,984
     8,100  Univision Communications, Inc.
              --Class A 1 ................     346,518
     9,400  Unocal Corp. .................     321,010
     9,249  UnumProvident Corp. ..........     297,078
     6,300  USA Education, Inc. ..........     459,900
     6,500  UST, Inc. ....................     187,590
    12,000  USX-Marathon Group ...........     354,120
     3,700  USX-U.S. Steel Group, Inc. ...      74,555
     4,400  V.F. Corp. ...................     160,072
    15,236  VERITAS Software Corp.1 ......   1,013,651
   104,250  Verizon Communications, Inc. .   5,577,375
    69,025  Viacom, Inc.--Class B  1 .....   3,572,044
     4,936  Visteon Corp.1 ...............      90,724
     7,300  Vitesse Semiconductor Corp.1 .     153,592
     3,900  Vulcan Materials Co. .........     209,625
     8,400  Wachovia Corp. ...............     597,660
   172,700  Wal-Mart Stores, Inc. ........   8,427,760
    38,800  Walgreen Co. .................   1,325,020
    79,900  Walt Disney Co. (The) ........   2,308,311
    34,283  Washington Mutual, Inc. ......   1,287,327
    24,597  Waste Management, Inc. .......     758,080
     3,900  Watson Pharmaceuticals, Inc.1      240,396
     2,400  Wellpoint Health Networks,
              Inc.1 ......................     226,176
    66,000  Wells Fargo & Co. ............   3,064,380
     4,400  Wendy's International, Inc. ..     112,376
     3,800  Westvaco Corp. ...............      92,302
     8,300  Weyerhauser Co. ..............     456,251
     2,600  Whirlpool Corp. ..............     162,500
     4,200  Willamette Industries, Inc. ..     207,900
    18,500  Williams Cos., Inc. ..........     609,575
     5,400  Winn-Dixie Stores, Inc. ......     141,102
   112,118  WorldCom, Inc.1 ..............   1,592,076
     3,200  Worthington Industries, Inc. .      43,520
     8,700  Wrigley, (WM.) Jr., Co. ......     407,595
    13,915  Xcel Energy, Inc. ............     395,882
    25,700  Xerox Corp. ..................     245,949
    12,700  Xilinx, Inc.1 ................     523,748
    22,200  Yahoo!, Inc.1 ................     443,778
     3,500  Zions Bancorporation .........     206,500
                                           -----------
TOTAL COMMON STOCKS
   (Cost $476,420,282) ................... 426,225,930
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)


 PRINCIPAL
 AMOUNT     SECURITY                             VALUE
------------------------------------------------------
            SHORT TERM INSTRUMENTS--1.37%
            US TREASURY BILLS 3--1.37%
$1,036,000    3.310%, 07/05/01 ...........$  1,035,719
 1,098,000    3.790%, 07/19/01 2 .........   1,096,206
 2,096,000    3.370%, 08/02/01 ...........   2,090,040
 1,203,000    3.490%, 08/09/01 ...........   1,198,584
   492,000    3.790%, 08/16/01 ...........     489,921
                                          ------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $5,910,216) .....................   5,910,470
                                          ------------
TOTAL INVESTMENTS--99.98%
    (Cost $482,330,498) .......   99.98%  $432,136,400

OTHER ASSETS IN EXCESS
   OF LIABILITIES .............    0.02         79,995
                                 ------   ------------
NET ASSETS ....................  100.00%  $432,216,395
                                 ======   ============


--------------------------------------------------------------------------------
1    Non-income producing security for the six months ended June 30, 2001.

2    Held as collateral for futures contracts.

3    Rates shown represent effective yield at time of purchase.

ADR--American Depository Receipt.
CVO--Contingent Value Obligation.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                          JUNE 30, 2001
---------------------------------------------------------------------------------------
ASSETS:
   Investments at value (cost $482,330,498) ...........................    $432,136,400
   Cash ...............................................................           3,286
   Receivable for investment securities sold ..........................          31,416
   Receivable for capital shares sold .................................         472,955
   Variation margin receivable for futures contracts ..................          21,150
   Dividends and interest receivable ..................................         316,547
   Deferred organizational costs and other assets .....................           5,398
                                                                           ------------
Total assets ..........................................................     432,987,152
                                                                           ------------

LIABILITIES:
   Payable for investment securities purchased ........................         424,572
   Payable for capital shares redeemed ................................         187,122
   Due to advisor .....................................................          90,639
   Administration fee payable .........................................          16,607
   Accrued expenses and other .........................................          51,817
                                                                           ------------
Total liabilities .....................................................         770,757
                                                                           ------------
NET ASSETS ............................................................    $432,216,395
                                                                           ============
COMPOSITION OF NET ASSETS:
   Paid-in-capital ....................................................    $467,517,213
   Undistributed net investment income ................................       5,988,246
   Accumulated net realized gain on investment and futures transactions       8,968,602
   Net unrealized depreciation of investments and futures contracts ...     (50,257,666)
                                                                           ------------
NET ASSETS ............................................................    $432,216,395
                                                                           ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .............................      33,693,293
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .........................    $      12.83
                                                                           ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX MONTHS ENDED
                                                                              JUNE 30, 2001
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ...............................................................   $  2,579,766
   Interest ................................................................        172,291
                                                                               ------------
TOTAL INVESTMENT INCOME ....................................................      2,752,057
                                                                               ------------
EXPENSES:
   Advisory fees ...........................................................        434,088
   Administration and services fees ........................................         78,639
   Custodian fees ..........................................................         42,725
   Trustees fees ...........................................................         37,529
   Transfer agent fees .....................................................         33,105
   Professional fees .......................................................         20,378
   Printing fees ...........................................................          9,481
   Amortization of organizational costs ....................................          2,079
   Registration and filing fees ............................................          1,899
   Miscellaneous ...........................................................            515
                                                                               ------------
Total Expenses .............................................................        660,438
Less: fee waivers and/or expense reimbursements ............................         (9,306)
                                                                               ------------
Net expenses ...............................................................        651,132
                                                                               ------------
NET INVESTMENT INCOME ......................................................      2,100,925
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain from investment transactions ..........................      9,659,794 1
   NeT realized loss from futures transactions .............................       (561,535)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .................................................    (42,213,788)
                                                                               ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ......    (33,115,529)
                                                                               ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................................   $(31,014,604)
                                                                               ============

--------------------------------------------------------------------------------
1 Net realized gain from investment transactions includes a gain of $9,487,259 from the redemption in-kind which took place on April 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX             FOR THE
                                                            MONTHS ENDED          YEAR ENDED
                                                         JUNE 30, 2001 1   DECEMBER 31, 2000
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ...............................   $   2,100,925       $   3,887,417
   Net realized gain from investment and
     futures transactions ..............................       9,098,259             237,885
   Net change in unrealized appreciation/depreciation
     on investments and futures contracts ..............     (42,213,788)        (43,545,998)
                                                           -------------       -------------
Net decrease in net assets from operations .............     (31,014,604)        (39,420,696)
                                                           -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................              --              (6,182)
   Net realized gain from investment and
     futures transactions ..............................              --            (241,100)
                                                           -------------       -------------
Total distributions ....................................              --            (247,282)
                                                           -------------       -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .......................     106,145,050         260,055,727
   Dividend reinvestments ..............................              --             247,281
   Redemption in-kind ..................................     (29,151,451)                 --
   Cost of shares redeemed .............................     (41,617,207)        (81,311,817)
                                                           -------------       -------------
   Net increase in net assets from capital
     share transactions ................................      35,376,392         178,991,191
                                                           -------------       -------------
TOTAL INCREASE IN NET ASSETS ...........................       4,361,788         139,323,213

NET ASSETS:
   Beginning of period .................................     427,854,607         288,531,394
                                                           -------------       -------------
   End of period (including undistributed net investment
     income of $5,988,246 and $3,887,321, respectively)    $ 432,216,395       $ 427,854,607
                                                           =============       =============

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE PERIOD
                                         FOR THE SIX                                           OCTOBER 1, 1997 2
                                        MONTHS ENDED                           FOR THE YEARS             THROUGH
                                            JUNE 30,                      ENDED DECEMBER 31,        DECEMBER 31,
                                              2001 1          2000         1999         1998                1997
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................... $  13.77      $  15.18     $  12.73      $ 10.19             $ 10.00
                                            --------      --------     --------      -------             -------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income ..................     0.05          0.13         0.05         0.07                0.03 3
   Net realized and unrealized gain
     (loss) on investments and
     futures contracts ....................    (0.99)        (1.53)        2.55         2.84                0.16
                                            --------      --------     --------      -------             -------
Total from investment operations ..........    (0.94)        (1.40)        2.60         2.91                0.19
                                            --------      --------     --------      -------             -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................       --            --        (0.10)       (0.05)                 --
   Net realized gain from investment
     and futures transactions .............       --         (0.01)       (0.05)       (0.32)                 --
                                            --------      --------     --------      -------             -------
Total distributions .......................       --         (0.01)       (0.15)       (0.37)                 --
                                            --------      --------     --------      -------             -------
NET ASSET VALUE, END OF PERIOD ............ $  12.83      $  13.77     $  15.18      $ 12.73             $ 10.19
                                            ========      ========     ========      =======             =======
TOTAL INVESTMENT RETURN4 ..................    (6.83)%       (9.24)%      20.39%       28.71%               1.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................... $432,216      $427,855     $288,531      $49,691             $ 11,760
   Ratios to average net assets:
     Net investment income ................     0.98% 5       1.00%        1.16%        1.37%               1.51% 5
     Expenses after waivers
        and/or reimbursements .............     0.30% 5       0.30%        0.30%        0.30%               0.30% 5
     Expenses before waivers
        and/or reimbursements .............     0.31% 5       0.34%        0.43%        1.19%               2.78% 5
   Portfolio turnover rate ................        1% 6          3%           2%          36%                  7%

--------------------------------------------------------------------------------
1    Unaudited.

2    Commencement of operations.

3    Based on average shares method.

4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. During the periods presented, fees were waived by the advisor and/or administrator. If fees were not waived, the total return would have been lower.

5    Annualized.

6    Portfolio turnover excludes the impact of the redemption in-kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the 'Trust') is an open-end management investment company which is registered under the Investment Company Act of 1940 (the 'Act'), as amended. The Trust was organized as a Massachusetts business trust on January 19, 1996. Deutsche VIT Equity 500 Index Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations on October 1, 1997.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund until the contracts are closed. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

--------------------------------------------------------------------------------

Deutsche VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

H. ORGANIZATION COSTS
Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over five years beginning on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

I. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.') (the 'Advisor'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Investment Advisor. Under the Advisory Agreement the Fund pays a fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.30% of average daily net assets.

PFPC Inc. is the Fund's Administrator and Transfer Agent. For services rendered as the Trust's Administrator, PFPC Inc. receives fees, accrued daily and paid monthly, as follows:

                                                             Administration Fees
--------------------------------------------------------------------------------
    Fee % of the Trust's
Average Daily Net Assets                                              Net Assets
--------------------------------------------------------------------------------
                 0.02%                                          up to $2 billion
                 0.01%                      over $2 billion and up to $5 billion
               0.0075%                                           over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per fund, paid monthly.

PFPC Inc. waived $5,000 of its fees for the six months ended June 30, 2001.

Bankers Trust Company serves as custodian for the Fund and receives a fee for this service.

The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $3,125.

NOTE 3--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee of 0.10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended June 30, 2001.

NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $96,392,534 and $4,637,525, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $482,330,498. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $30,892,203 and the aggregate gross unrealized depreciation for all investments was $81,086,301.

NOTE 5--CAPITAL SHARE TRANSACTIONS
At June 30, 2001, there were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

               For the Six Months Ended          For the Year Ended
                        June 30, 2001 1           December 31, 2000
              -------------------------   -------------------------
                  Shares         Amount       Shares         Amount
              ----------   ------------   ----------   ------------
Sold           8,069,609   $106,145,050   17,538,522   $260,055,727
Reinvested            --             --       18,156        247,281
Redemption
  in-kind     (2,230,409)   (29,151,451)          --             --
Redeemed      (3,220,564)   (41,617,207)  (5,495,424)   (81,311,817)
              ----------   ------------   ----------   ------------
Net increase   2,618,636   $ 35,376,392   12,061,254   $178,991,191
              ==========   ============   ==========   ============


--------------------------------------------------------------------------------
1    Unaudited.

NOTE 6--FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2001 is as follows:

Number of                                         Current
Contracts  Contract  Expiration      Opening       Market     Unrealized
Purchased      Type        Date     Position        Value   Depreciation
--------- ---------  ----------   ----------   ----------   ------------
       18   S&P 500     9/16/01   $5,606,218   $5,542,650      $(63,568)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include
1) adverse changes in the value of such instruments,
2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2001, the Fund segregated securities with a value of approximately $1,096,206 to cover margin requirements on open futures contracts.

NOTE 7--REDEMPTION IN-KIND
In order to fulfill a special redemption request on April 30, 2001 the Deutsche VIT Equity 500 Index Fund made a redemption in-kind of securities and cash totaling $29,151,451. For purposes of Generally Accepted Accounting Principles these transactions are treated as sales of securities on the date of the in-kind transfer.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Equity 500 Index Fund                                           CUSIP #251512208
Deutsche VIT Funds                                                  VIT6SA(8/01)

Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406